INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Multi-Factor Large Cap ETF

(the “Fund”)

The Prospectus is revised as follows:

Effective immediately, on page 12, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 12, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Trading Issues”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-GMFL-PRO-SUP-1 061518

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Multi-Factor Large Cap ETF

(the “Fund”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 14, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, the Fund may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

The Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as the Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 33, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agent. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for the Fund.

Effective immediately, on page 54, the following is added as a new subsection under the section titled “TAXES”, immediately before the subsection titled “Tax Certification and Backup Withholding”:

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-GMFL-SOAI-SUP-1 061518

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2018 High Yield Corporate Bond ETF

Invesco BulletShares 2019 High Yield Corporate Bond ETF

Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF

Invesco BulletShares 2022 High Yield Corporate Bond ETF

Invesco BulletShares 2023 High Yield Corporate Bond ETF

Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

The Prospectus is revised as follows:

Effective immediately, on page 115, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

Each of Invesco BulletShares 2018 High Yield Corporate Bond ETF, Invesco BulletShares 2019 High Yield Corporate Bond ETF, Invesco BulletShares 2020 High Yield Corporate Bond ETF, Invesco BulletShares 2021 High Yield Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares 2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF and Invesco BulletShares 2025 High Yield Corporate Bond ETF may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 115, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds” is amended by adding the following immediately before the subsection “—Trading Issues”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-SIFT-PRO-SUP-1 061518

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2018 High Yield Corporate Bond ETF

Invesco BulletShares 2019 High Yield Corporate Bond ETF

Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF

Invesco BulletShares 2022 High Yield Corporate Bond ETF

Invesco BulletShares 2023 High Yield Corporate Bond ETF

Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 13, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements and Reverse Repurchase Agreements”:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to a Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of a Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 33, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for Invesco BulletShares 2018 High Yield Corporate Bond ETF. Citibank N.A. (“Citi”) acts as the securities lending agent for Invesco BulletShares 2019 High Yield Corporate Bond ETF, Invesco BulletShares 2020 High Yield Corporate Bond ETF, Invesco BulletShares 2021 High Yield Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares 2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF and Invesco BulletShares 2025 High Yield Corporate Bond ETF.

Effective immediately, on page 69, the following is added as a new subsection under the section titled “TAXES”, immediately before the subsection titled “Tax Certification and Backup Withholding”:

Securities Lending. While securities are loaned out by the Funds, the Funds generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-SIFT-SOAI-SUP-1 061518